Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2013
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operations

(in thousands)	2013	2012	2011

Revenue	$—	50	60
Operating expenses	—	(107)	(302)
Gain on sale before taxes	—	—	4,665
Income before income taxes	$—	157	5,027
Permanent tax benefit	—	—	2,126
Provision for taxes	—	(60)	(1,931)
Income from discontinued operations	$—	97	5,222

Bargain sale discontinued operations

(in thousands)	2013	2012	2011

Revenue	$—	—	—
Operating expenses	—	—	—
Gain on sale before taxes	—	—	4,665
Income before income taxes	$—	—	4,665
Permanent tax benefit	—	—	2,126
Provision for taxes	—	—	(1,823)
Income from discontinued operations	$—	—	4,968